Deconsolidation of Ding Xin (Details)	1 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021
Deconsolidation of Ding Xin (Details) [Line Items]
Equity interest percentage	100.00%	100.00%
Ding Xin [Member]
Deconsolidation of Ding Xin (Details) [Line Items]
Consideration for equity interest	$ 15,326	¥ 100,000
Ownership [Member] | Ding Xin [Member]
Deconsolidation of Ding Xin (Details) [Line Items]
Ownership percentage			99.00%